THE FBR FUNDS

Investor Class

FBR Large Cap Fund (FBRPX)

FBR Mid Cap Fund (FBRMX)

FBR Small Cap Fund (FBRYX)

FBR Focus Fund (FBRVX)

FBR Large Cap Financial Fund (FBRFX)

FBR Small Cap Financial Fund (FBRSX)

FBR Technology Fund (FBRTX)

FBR Gas Utility Index Fund (GASFX)

FBR Balanced Fund (AFSAX)

FBR Core Bond Fund (AFHAX)

(the “Funds”)

Supplement dated October 14, 2011

to the Prospectus and Statement of Additional Information dated February 28, 2011

1)         Effective October 14, 2011, U.S. Bancorp Fund Services, LLC has replaced JPMorgan Chase Bank N.A. as the transfer agent and dividend paying agent to the Funds.  Accordingly, all references to JPMorgan Chase Bank N.A. in the prospectus and SAI should be replaced with U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”).

2)         All Fund purchase orders, redemption requests, correspondence, and any changes to shareholder accounts must be directed to the Transfer Agent at the following address:

Regular Mail:	Overnight Mail:
The FBR Funds	The FBR Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

3)         Effective October 17, 2011 please use the following instructions when wiring funds:

            Wire Instructions:

U.S. Bank National Association

            777 East Wisconsin Ave

            Milwaukee WI 53202

            ABA 075000022

            Credit:

U.S. Bancorp Fund Services

            Account #112-952-137

            For Further Credit to:

            The FBR Funds

            (shareholder registration)

            (shareholder account number)

Investors should retain this supplement for future reference.